COVA FINANCIAL LIFE INSURANCE COMPANY

COVA VARIABLE ANNUITY ACCOUNT FIVE

Supplement dated September 1, 2000


The following supplements certain information contained in your Cova variable annuity prospectus:

1. The following accumulation unit values for the period ended June 30, 2000 are added to Appendix A:

- ------------------------------------------------------------------------
Russell Insurance Funds

Aggressive Equity Sub-Account
     Beginning of Period                                          $10.46
     End of Period                                                $10.74
     Number of Accum. Units                                       68,153
       Outstanding
- ------------------------------------------------------------------------
Core Bond Sub-Account
     Beginning of Period                                          $10.42
     End of Period                                                $10.73
     Number of Accum. Units                                      250,199
       Outstanding

- -------------------------------------------------------------------------

Multi-Style Equity Sub-Account
     Beginning of Period                                          $14.72
     End of Period                                                $13.98
     Number of Accum. Units                                      305,939
       Outstanding
- ---------------------------------------------------------------------------

Non-U.S. Sub-Account
     Beginning of Period                                          $14.71
     End of Period                                                $13.92
     Number of Accum. Units                                      138,959
       Outstanding
- ----------------------------------------------------------------------------
Real Estate Securities Sub-Account
     Beginning of Period                                          $ 9.40
     End of Period                                                $10.44
     Number of Accum. Units                                       17,600
       Outstanding
-------------------------------------------------------------------------------
General American Capital Company
Money Market Sub-Account
     Beginning of Period                                          $11.53
     End of Period                                                $11.80
     Number of Accum. Units                                      185,974
       Outstanding
-------------------------------------------------------------------------------

2.  The following replaces Appendix B - Performance Information:

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended June 30, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before June 30, 2000. As a result, performance information is available for the accumulation unit values investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of the portfolio.


Total Return for the periods ended 6/30/00:

- ----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Accumulation Unit Performance
                                                                              Column A                           Column B
                                                                           (reflects all                  (reflects insurance
                                                                            charges and                         charges and
                                                                         portfolio expenses)                portfolio expenses)

- ----------------------------------------------------------------------------------------------------------------------------------

                                      Separate Account
                                      Inception Date                                  Since                             Since
Portfolio                             in Portfolio                      1 yr          inception            1 yr         inception
- ----------------------------------------------------------------------------------------------------------------------------------

Russell Insurance Funds

   Aggressive Equity                  12/31/97                         2.48%             1.08%              7.08%             2.91%

   Core Bond                          12/31/97                        -1.84%             1.03%              2.76%             2.85%

   Multi-Stye Equity                  12/31/97                        -6.07%            12.78%             -1.47%            14.34%

   Non-U.S.                           12/31/97                        12.53%            12.59%             17.13%            14.16%

   Real Estate Securities              7/01/99                          N/A             -0.72%              N/A               4.38%
- ----------------------------------------------------------------------------------------------------------------------------------
   General American
   Capital Company
   Money Market                       12/4/97                         -0.20%            2.35%              4.40%              4.13%
- ----------------------------------------------------------------------------------------------------------------------------------

PART 2 - HISTORICAL FUND PERFORMANCE

The portfolios of Russell Insurance Funds and the Money Market Fund of General American Capital Company have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance was developed. The information is based upon the historical experience of the portfolios and is for the periods shown.

The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

Total Return for the periods ended 6/30/00:


 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation Unit Performance
                                                                                  Column B                       Column C
                                                                                (reflects all             (reflects insurance
                                              Portfolio Performance             charges and                     charges and
                                                    Column A                 portfolio expenses)            portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------


                                Portfolio                   10 yrs or                      10 yrs or                      10 yrs or
                                Inception                   since                          since                          since
Portfolio                       Date        1 yr   5 yrs    inception     1 yr     5 yrs   inception     1 yr     5 yrs   inception
- ----------------------------------------------------------------------------------------------------------------------------------
Russell Insurance Funds

   Aggressive Equity            1/2/97     8.57%      N/A       12.24%     2.48%     N/A    9.43%      7.08%    N/A       10.84%

   Core Bond                    1/2/97     4.21%      N/A        5.72%    -1.84%     N/A    2.91%      2.76%    N/A        4.32%

   Multi-Style Equity           1/2/97    -0.08%      N/A       19.32%    -6.07%     N/A   16.51%     -1.47%    N/A       17.92%

   Non-U.S.                     1/2/97    18.73%      N/A       11.01%    12.53%     N/A    8.20%     17.13%    N/A        9.61%

   Real Estate Securities       4/30/99    5.32%      N/A        3.17%    -0.68%     N/A   -2.19%      3.92%    N/A        1.77%
------------------------------------------------------------------------------------------------------------------------------------

General American
Capital Company

   Money Market                 10/1/87    5.88%      5.61%      5.24%    -0.20%    4.11%  3.74%       4.40%    4.21%      3.84%
------------------------------------------------------------------------------------------------------------------------------------

CC-4401 (9/00)                                              21-RUSS-CS-1